Equity	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Equity

Note 24 - Equity

a) Movements in equity accounts and reserves (attributable to the equity holders of the Bank):

As of December 31, 2020, 2019 and 2018, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

	Common shares
	2020	2019	2018
	(number)	(number)	(number)
Issued as of January 1,	512,406,760,091	512,406,760,091	512,406,760,091
Issuance of paid shares	—	—	—
Increase in share for Itaú-Corpbanca business combination	—	—	—
Issuance of shares pending payment	—	—	—
Repurchase of own shares	—	—	—
Sale of own shares	—	—	—
Issued as of December 31,	512,406,760,091	512,406,760,091	512,406,760,091

•	Subscribed and paid shares

As of December 31, 2020, 2019 and 2018, the Bank has a capital in the amount of MCh$1,862,826, consisting of 512,406,760,091 common shares subscribed and paid, with no par value.

•	Purchase and sale of own shares

During the years ended December 31, 2020 and 2019, there were no transactions to buy and sell shares of own issuance.

Note 24 – Equity, continued

•	List of major shareholders

The shareholders list as of December 31, 2020, 2019 and 2018, is as follows:

	Shares
	2020		2019			2018
	Number of	Ownership	Number of		Ownership	Number of		Ownership
Company name or shareholder name	shares	%	shares		%	shares		%
Itaú Unibanco	200,966,823,626	39.22%	195,408,043,473		38.14%	195,408,043,473		38.14%
Itaú Unibanco Holding S.A.	115,039,610,411	22.45%	115,039,610,411		22.45%	115,039,610,411		22.45%
ITB Holding Brasil Participaçoes Ltda.	62,567,655,359	12.21%	57,008,875,206		11.13%	57,008,875,206		11.13%
CGB II SpA	10,908,002,836	2.13%	10,908,002,836		2.13%	10,908,002,836		2.13%
CGB III SpA	1,800,000,000	0.35%	1,800,000,000		0.35%	1,800,000,000		0.35%
Saga II SpA	7,000,000,000	1.37%	7,000,000,000		1.37%	7,000,000,000		1.37%
Saga III SpA	3,651,555,020	0.71%	3,651,555,020		0.71%	3,651,555,020		0.71%

Saieh Family	140,835,760,455	27.49%	146,394,540,608		28.57%	146,394,540,608		28.57%
Corp Group Banking S.A.	136,127,850,073	26.57%	136,127,850,073		26.57%	136,127,850,073		26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA (1)	4,707,910,382	0.92%	10,266,690,535		2.00%	10,266,690,535		2.00%

International Finance Corporation	17,017,909,711	3.32%	17,017,909,711		3.32%	17,017,909,711		3.32%

Others	153,586,266,299	29.97%	153,586,266,299		29.97%	153,586,266,299		29.97%
Stock brokers	80,382,817,848	15.69%	63,397,824,244		12.37%	55,791,614,655		10.89%
ADR holders and foreign investors	35,127,077,810	6.86%	50,376,882,652		9.83%	42,838,887,354		8.36%
Local institutional investors	25,351,261,131	4.95%	27,989,426,434	—	5.46%	26,979,482,570	—	5.26%
Santo Domingo Group	—	—%	11,822,132,969		2.31%	9,817,092,180		1.92%
Other minority shareholders	12,725,109,510	2.47%	—		—%	18,159,189,540		3.54%
Totals	512,406,760,091	100%	512,406,760,091		100%	512,406,760,091		100%

(1)	As of December 31, 2019, includes 1,005,897,850 shares owned by Saga held in custody.

b)    Dividends

At the Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 18, 2020, the shareholders agreed to distribute net income for MCh$127,065 representing 100% of the profits for 2019 (as filed with the CMF) and at an Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 19, 2019, the shareholders agreed to distribute profits for MCh$51,614, representing 30% of the 2018 net income (as filed with the CMF).

	Income	Allocated to
	attributable to	reserves and				Dividend per
	equity holders	retained	Allocated to	Percentage		share
Years	(*)	earnings (*)	dividends	distributed	Number of shares	(in pesos)
	MCh$	MCh$	MCh$	%
Year 2019 (Shareholders’ Meeting March 2020)	127,065	—	127,065	100%	512,406,760,091	0.24798
Year 2018 (Shareholders’ Meeting March 2019)	172,047	120,433	51,614	30%	512,406,760,091	0.10073

(*)   According to the Consolidated Financial Statements filed with the CMF.

Note 24 – Equity, continued

As of December 31, 2020 and 2019 and for the year ended December 31, 2020, 2019 and 2018, the basic earnings and diluted earnings are as follows:

	As of and for the years ended December 31,
	2020		2019		2018
	N° of Shares	Amount	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income for the year	—	(808,784)	—	113,684	—	171,331
Weighted average number of outstanding shares	512,407	—	512,407	—	512,407	—
Assumed convertible debt conversion	—	—	—	—	—	—
Adjusted number of outstanding shares	512,407	—	512,407	—	512,407	—
Basic earnings per share (Chilean pesos)	—	(1.578)	—	0.222	—	0.334
Diluted earnings per share
Net income for the year	—	(808,784)	—	113,684	—	171,331
Weighted average number of outstanding shares	512,407	—	512,407	—	512,407	—
Dilutive effects
Assumed convertible debt conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	512,407	—	512,407	—	512,407	512,407
Diluted earnings per share (Chilean pesos)	—	(1.578)	—	0.222	—	0.334

During the years ended December 31, 2020, 2019 and 2018, there were no dilutive effects.

c)    Valuation accounts

Financial instruments at FVTOCI: It includes accumulated net changes in the fair value of investments at FVTOCI for the years ended on December 31, 2020, 2019 and 2018

Hedge of net investment in foreign operations: Corresponds to adjustments for hedges of net investments in foreign operations.

Cash flows hedge: It includes the effects of hedges on the Bank’s exposure to variations in cash flows that are attributed to a particular risk related to a recognized asset and/or liability, which may affect the results of the period.

Exchange differences on investments in Colombia and New York branch: It includes the effects of converting the financial statements of the New York branch and Colombian subsidiaries, whose functional currencies are the US dollar and Colombian peso, respectively, to the presentation currency of Bank Itaú Corpbanca (Chilean peso).

Defined benefits obligations: This includes the effects of complying with IAS 19 “Employees Benefit”.

Note 24 – Equity, continued

The following are the equity effects and income taxes for years ended December 31, 2020, 2019 and 2018:

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments in	Colombia and	Defined	Equity
	instruments	Cash flow	foreign	New York	benefits	instruments
As of December 31, 2020	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2020	37,484	(822)	(17,383)	37,328	(6,484)	1,739	51,862
Effects for the year	(4,330)	(7,799)	80,722	(64,169)	(1,632)	310	3,102
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	12	—	(389)	(377)
Ending balances as of December 31, 2020	33,154	(8,621)	63,339	(26,829)	(8,116)	1,660	54,587

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2020	(12,705)	(465)	6,627	—	1,798	—	(4,745)
Effects for the period	(55)	(1,602)	(21,795)	—	434	—	(23,018)
Ending balances as of December 31, 2020	(12,760)	(2,067)	(15,168)	—	2,232	—	(27,763)
Net balances as of December 31, 2020	20,394	(10,688)	48,171	(26,829)	(5,884)	1,660	26,824

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments	Colombia and	Defined	Equity
	instruments	Cash flow	in foreign	New York	benefits	instruments
As of December 31, 2019	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2019	16,459	5,559	29,403	(19,119)	(3,236)	1,334	30,400
Effects for the year	21,025	(6,381)	(46,786)	56,487	(3,248)	540	21,637
Transferof hain on disponsal of equity investments at fair value through other comprehensive income to retainedearnings	—	—	—	(40)	—	(135)	(175)
Ending balances as of December 31, 2019	37,484	(822)	(17,383)	37,328	(6,484)	1,739	51,862

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2019	(6,904)	(280)	(7,746)	—	689	—	(14,241)
Effects for the year	(5,801)	(185)	14,373	—	1,109	—	9,496
Ending balances as of December 31, 2019	(12,705)	(465)	6,627	—	1,798	—	(4,745)

Net balances as of December 31, 2019	24,779	(1,287)	(10,756)	37,328	(4,686)	1,739	47,117

Note 24 – Equity, continued

				Exchange
				differences on
			Hedge of net	investment
	Debt		investments	in Colombia	Defined	Equity
	instruments	Cash flow	in foreign	and New York	benefits	instruments
As of December 31, 2018	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2018	16,592	(5,730)	64,741	(57,485)	(2,736)	—	15,382
Changes due initial adoption IFRS 9	481	—	—	—	—	1,015	1,496
Restated opening balances as of January 1, 2018	17,073	(5,730)	64,741	(57,485)	(2,736)	1,015	16,878
Effects for the period	(614)	11,289	(35,338)	38,366	(500)	319	13,522
Ending balances as of December 31, 2018	16,459	5,559	29,403	(19,119)	(3,236)	1,334	30,400

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2018	(4,937)	1,389	(17,287)	—	718	—	(20,117)
Changes due initial adoption IFRS 9	(499)	—	—	—	—	—	(499)
Restated opening balances as of January 1, 2018	(5,436)	1,389	(17,287)	—	718	—	(20,616)
Effects for the period	(1,468)	(1,669)	9,541	—	(29)	—	6,375
Ending balances as of December 31, 2018	(6,904)	(280)	(7,746)	—	689	—	(14,241)

Net balances as of December 31, 2018	9,555	5,279	21,657	(19,119)	(2,547)	1,334	16,159

d)    Reserves

This item corresponds to “Other non-earnings reserves” corresponding to the adjustments recorded as a result of the business combination between Banco Itaú Chile and Corpbanca for MCh$744,838 as of December 31, 2020 and 2019, and reserves from Banco Itaú Chile before the business combination for MCh$451,011 as of December 31, 2020 and 2019.

e)    Retained earnings from prior years

This item corresponds to profits for the years ended December 31, 2020 and 2019 not distributed to shareholders for a total of MCh$37,533 and MCh$50,362. In consideration of the net loss recorded as of December 31, 2020 and according to local regulations (which do not contradict IFRS), it is important to consider that the accumulated losses must be absorbed, at the time of the opening balance of the next year, against retained earnings and reserves, in case retained earnings are not sufficient.

Note 24 – Equity, continued

f)    Non-controlling interest

This corresponds to the net amount of equity in the consolidated subsidiaries attributable to capital that does not belong, directly or indirectly, to the Bank, including the part of profit for the period that is attributed to them. Non-controlling interest in the subsidiary’s equity and profit for the year is detailed as follows:

As of December 31, 2020				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	20.200%	404	(33)	—	—	—	—	—	—	—	(33)
Itaú Corpbanca Colombia S.A. and subsidiaries	12.900%	68,683	(17,338)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,325)
Totals		69,087	(17,371)	(3,859)	(7,602)	—	2,117	1,629	(272)	(7,987)	(25,358)

(1)	Financial instruments at FVOCI include debt instruments for MCh$3,807 and equity instruments MCh$52 loss.

As of December 31, 2019				Other Comprehensive Income
Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (2)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.200%	478	125	—	—	—	—	—	—	—	125
Itaú Corpbanca Colombia S.A. and subsidiaries (2)(3)	12.900%	93,967	10,713	952	17,368	—	(411)	(1,184)	331	17,056	27,769
Itaú Corredores de Seguros S.A.	—%	—	—	—	—	—	—	—	—	—	—
Totals		94,445	10,838	952	17,368	—	(411)	(1,184)	331	17,056	27,894

(2)	Financial instruments at FVOCI include debt instruments for MCh$678 loss and equity instruments MCh$274 gain.
(3)

On December 3, 2019, after obtaining regulatory approvals from banking supervisors in Chile, Colombia and Brazil, Itaú Corpbanca completed the acquisition of the Itaú Corpbanca Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc. As a result of these acquisitions, Itaú Corpbanca owns approximately 87.10% of the shares of Itaú Corpbanca Colombia.

As of December 31, 2018				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other
	Non-		Net	instruments at	on	in foreign	Flows	benefits	Deferred	comprehensive	Comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (4)	translation	operations	hedges	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.200%	409	15	—	—	—	—	—	—	—	15
Itaú Corpbanca Colombia S.A. y filiales (4)	33.721%	217,673	(4,500)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,936
Itaú Corredores de Seguros S.A. (5)	—%	—	8	—	—	—	—	—	—	—	8
Totals		218,082	(4,477)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,959

(4)	Financial instruments at FVOCI includes debt instruments for MCh$827 loss and equity instruments MCh$163 gain.
(5)

On April 1, 2018, the merger of Corpbanca Corredores de Seguro S.A. and Itaú Chile Corredora de Seguros Limitada through the absorption of this last entity in the first took place, being its new name Itaú Corredores de Seguros S.A. On September 10, 2018, Itaú Corpbanca acquired 127,901 shares from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.

Note 24 – Equity, continued

(6)	On December 10, 2018, Itaú Corpbanca acquired 1 share from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.
(7)	On July 4, 2018, Itaú Asesorías Financieras acquired 2 shares from minority investors. As a result, the Bank and its subsidiaries own a 100% of the Company shares.

The following table shows the non-controlling interest movements for the year ended December 31, 2020, 2019 and 2018:

	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Opening balances as of January 1,	94,445	218,082	217,280
Changes due to initial application of IFRS 9	—	—	(3,157)
Restated opening balances as of January 1,	94,445	218,082	214,123
Increase participation in Colombia	—	(151,531)	—
Comprehensive income	(25,358)	27,894	3,959
Ending balances as of December 31,	69,087	94,445	218,082

Details for the main subsidiary of Itaú Corpbanca with non-controlling interest are as follows:

		As of December 31,
		2020		2019
		Group	Non-controlling	Group	Non-controlling
Entity Name	Country	participation	participation	participation	participation
Itaú Corpbanca Colombia S.A. and subsidiaries	Colombia	87.100%	12.900%	87.100%	12.900%

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of December 31,
Summary Statements of Financial Position	2020	2019
	MCh$	MCh$
Current assets	5,177,419	5,383,819
Current liabilities	(3,184,281)	(3,112,252)
Net current assets (liabilities)	1,993,138	2,271,567

Non-current assets	856,927	1,174,958
Non-current liabilities	(2,286,951)	(2,729,714)
Net non-current assets (liabilities)	(1,430,024)	(1,554,756)

Total net assets (liabilities)	563,114	716,811

Accumulated non-controlling interest	68,683	93,967

	For the years ended December 31,
Summary Income Statements	2020	2019
	MCh$	MCh$
Interest income and readjustments	418,477	528,150
Income for the year	(101,498)	16,490
Non-controlling interests income	(17,338)	10,713

Note 24 – Equity, continued

	For the years ended December 31,
Summary Cash Flows Statements	2020	2019
	MCh$	MCh$

Net cash flows provided by (used in) operating activities	(109,188)	(359,168)
Net cash flows provided by (used in) investing activities	27,673	111,607
Net cash flows provided by (used in) financing activities	74,137	115,303
Net increase (decrease) in cash flows	(7,378)	(132,258)

g) Consolidated comprehensive income for the years ended December 31, 2020, 2019 and 2018 hfs
	2020
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	(808,784)	(17,371)	(826,155)
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(4,330)	(3,905)	(8,235)
Hedge of net investment in foreign operations	80,722	—	80,722
Cash flows hedge	(7,799)	2,117	(5,682)
Exchange differences	(64,169)	(7,602)	(71,771)
Changes in the fair value of equity investments at fair value through other comprehensive income	310	46	356
Defined benefits obligation	(1,632)	1,629	(3)
Subtotals	3,102	(7,715)	(4,613)
Income taxes
Debt instruments at fair value through other comprehensive income	(55)	1,613	1,558
Hedge of net investment in foreign operations	(21,795)	—	(21,795)
Cash flows hedge	(1,602)	(1,432)	(3,034)
Defined benefits obligation	434	(453)	(19)
Subtotals	(23,018)	(272)	(23,290)
Other comprehensive loss for the year	(19,916)	(7,987)	(27,903)
Comprehensive loss for the year	(828,700)	(25,358)	(854,058)

	2019
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	113,684	10,838	124,522
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	21,025	678	21,703
Hedge of net investment in foreign operations	(46,786)	—	(46,786)
Cash flow hedge	(6,381)	(411)	(6,792)
Exchange differences	56,487	17,368	73,855
Changes in the fair value of equity investments at fair value through other comprehensive income	540	274	814
Defined benefits obligation	(3,248)	(1,184)	(4,432)
Subtotals	21,637	16,725	38,362
Income taxes
Debt instruments at fair value through other comprehensive income	(5,801)	(125)	(5,926)
Hedge of net investment in foreign operations	14,373	—	14,373
Cash flow hedge	(185)	23	(162)
Defined benefits obligation	1,109	433	1,542
Subtotals	9,496	331	9,827
Other comprehensive income for the year	31,133	17,056	48,189
Comprehensive income for the year	144,817	27,894	172,711

Note 24 – Equity, continued

	2018
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	171,331	(4,477)	166,854
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(614)	(827)	(1,441)
Net investment in foreign operations hedges	(35,338)	(1,195)	(36,533)
Cash flow hedges	11,289	—	11,289
Exchange differences	38,366	10,244	48,610
Changes in the fair value of equity investments at fair value through other comprehensive income	319	163	482
Defined benefits obligations	(500)	(254)	(754)
Subtotals	13,522	8,131	21,653
Income taxes
Debt instruments at fair value through other comprehensive income	(1,468)	(704)	(2,172)
Net investment in foreign operations hedges	9,541	1,024	10,565
Cash flows hedges	(1,669)	—	(1,669)
Defined benefits obligations	(29)	(15)	(44)
Subtotals	6,375	305	6,680
Other comprehensive income (loss) for the year	19,897	8,436	28,333
Comprehensive income (loss) for the year	191,228	3,959	195,187